Right of Use Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of leases [Abstract]
Lease liabilities recognized	$ 19	$ 16
Principal repayments	10	9
Interest on lease liabilities	9	7	$ 7
Expense relating to short-term and low value leases	1	2	0
Expense relating to variable lease payments	$ 8	$ 8	$ 6